Fully Benefit-Responsive Investments	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully Benefit-Responsive Investments
NOTE 4 — FULLY
BENEFIT-RESPONSIVE
INVESTMENTS

The Plan holds a portfolio of investment contracts that are directly effected with the issuer that comprise traditional investment contracts. These contracts meet the fully benefit-responsive
investment contract criteria and therefore are reported at contract value. Contract value is the relevant measure for fully benefit-responsive
investment contracts because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals, and administrative expenses.
The Plan’s ability to receive amounts due in accordance with fully benefit-responsive
investment contracts is dependent on the
third-party
issuer’s ability to meet its financial obligations. The issuer’s ability to meet its contractual obligations may be affected by future economic and regulatory developments.
Certain events might limit the ability of the Plan to transact at contract value with the contract issuer. These events may be different under each contract. Examples of such events include the following:

•	The Plan’s failure to qualify under section 401(a) of the IRC or the failure of the trust to be tax exempt under section 501(a) of the IRC

•	Premature termination of the contracts

•	Plan termination or merger

•	Changes to the Plan’s prohibition on competing investment options

•	Bankruptcy of the Plan sponsor or other Plan sponsor events (for example, divestitures or spinoffs of a subsidiary) that significantly affect the Plan’s normal operations
No events are probable of occurring that might limit the ability of the Plan to transact at contract value with the contract issuers and that also would limit the ability of the Plan to transact at contract value with the participants.
In addition, certain events allow the issuer to terminate the contracts with the Plan and settle at an amount different from contract value. Those events may be different under each contract. Examples of such events include the following:

•	An uncured violation of the Plan’s investment guidelines

•	A breach of material obligation under the contract
•	A material misrepresentation

•	A material amendment to the agreements without the consent of the issuer
The investment contracts do not permit the issuers to terminate the agreements prior to the scheduled maturity date.